RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management [abstract]
Collateralization of cash	$ (246,003)	$ (1,035,846)